Schedule of discontinued profit or loss (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 27, 2026	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenues		$ 1,888	$ 1,387
Cost of sales		(1,095)	(1,018)
Gross profit		793	369
Research and development		176	497
Selling, general and administrative		1,347	2,531
Total operating expenses		1,523	3,028
Loss from continuing operations		(730)	(2,659)
Foreign exchange gain (loss)		11	(27)
Finance costs		(46)	(69)
Other income		8	5
Loss before income taxes from continuing operations		(183)	(2,674)
Income (loss) from discontinued operations, net of tax		$ 10,940	$ (981)
Basic income (loss) per share (note 12)		$ 3.42	$ (1.16)
Diluted income (loss) per share (note 12)		$ 2.90	$ (1.16)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues		$ 18	$ 113
Cost of sales		(3)	(39)
Gross profit		15	74
Research and development		108	637
Selling, general and administrative		246	395
Total operating expenses		354	1,032
Loss from continuing operations		(339)	(958)
Foreign exchange gain (loss)		7	(25)
Finance costs		(21)	(1)
Other income			3
Loss before income taxes from continuing operations		(353)	(981)
Gain on deconsolidation	$ 11,293	11,293
Income (loss) from discontinued operations, net of tax		$ 10,940	$ (981)
Basic income (loss) per share (note 12)		$ 3.48	$ (0.31)
Diluted income (loss) per share (note 12)		$ 2.95	$ (0.31)